Consolidated Statement Of Changes In Stockholders' Deficit (USD $)	Private Placement [Member] Common Stock [Member] USD ($)	Private Placement [Member] Additional Paid-in Capital [Member] USD ($)	Private Placement [Member] USD ($)	Preferred Class A [Member] Series A Preferred Stock [Member]	Preferred Class A [Member]	Series C Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Common Stock [Member] Series A Preferred Stock [Member] USD ($)	Common Stock [Member] Series C Preferred Stock [Member] USD ($)	Common Stock [Member] Series D Preferred Stock [Member] USD ($)	Common Stock [Member] Series E Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series A Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series D Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series E Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Subscription Receivable [Member] USD ($)	Retained Earnings [Member] USD ($)	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member] USD ($)	Total USD ($)
BALANCE at Sep. 30, 2010														$ 346,000					$ 43,132,000	$ (1,334,000)	$ (48,415,000)				$ (6,271,000)
BALANCE (in Shares) at Sep. 30, 2010					46,050									17,276,704
Proceeds from subscription receivable																				1,334,000					1,334,000
Issuance of shares of common stock pursuant to the conversion							2,551,000		3,605,000										846,000						7,002,000
Issuance of shares of common stock pursuant to the conversion (in Shares)							34,169		60,000
Fair value of stock options																			265,000						265,000
Issuance of shares to satisfy claims																				1,334,000					1,334,000
Issuance of common stock in private placement	63,000	823,000	886,000
Issuance of common stock in private placement (in Shares)	3,170,000																								3,170,000
Issuance of shares of common stock pursuant to the conversion of Warrants (in Shares)																									530,000
Reclassification of liability contracts to equity							2,551,000		3,605,000										846,000						7,002,000
Reclassification of liability contracts to equity (in Shares)							34,169		60,000
Net income (loss)																					(4,713,000)				(4,713,000)
BALANCE at Sep. 30, 2011							2,551,000		3,605,000					409,000					45,066,000		(53,128,000)				(1,497,000)
BALANCE (in Shares) at Sep. 30, 2011					46,050		34,169		60,000					20,446,704
Proceeds from subscription receivable														39,000					476,000						515,000
Issuance of Series A Preferred Dividends																			715,000		(715,000)
Issuance of Series A Preferred Dividends (in Shares)					5,723
Issuance of shares of common stock pursuant to the conversion										83,000					(83,000)
Issuance of shares of common stock pursuant to the conversion (in Shares)				(51,773)						4,141,826
Fair value of stock options																			10,000						10,000
Issuance of shares to satisfy claims														39,000					476,000						515,000
Issuance of shares to satisfy claims (in Shares)														1,967,042
Issuance of common stock in private placement (in Shares)																									1,967,042
Reclassification of liability contracts to equity										83,000					(83,000)
Reclassification of liability contracts to equity (in Shares)				(51,773)						4,141,826
Net income (loss)																					(1,937,000)				(1,937,000)
BALANCE at Sep. 30, 2012							2,551,000		3,605,000					531,000					46,184,000		(55,780,000)				(2,909,000)
BALANCE (in Shares) at Sep. 30, 2012							34,169		60,000					26,597,510
Proceeds from subscription receivable														12,000					113,000						125,000
Issuance of shares of common stock pursuant to the conversion						(2,551,000)		(3,605,000)			68,000	120,000	200,000			2,483,000	3,485,000	4,800,000						5,000,000
Issuance of shares of common stock pursuant to the conversion (in Shares)						(34,169)		(60,000)			3,416,692	6,000,000	10,000,000
Issuance of shares to satisfy claims														12,000					113,000						125,000
Issuance of shares to satisfy claims (in Shares)														600,000
Distribution to non-controlling interest																			(146,000)						(146,000)
Issuance of common stock in private placement	589,000	7,807,000	8,396,000
Issuance of common stock in private placement (in Shares)	29,451,590
Issuance of shares of common stock pursuant to the conversion of Warrants														260,000					(260,000)
Issuance of shares of common stock pursuant to the conversion of Warrants (in Shares)														12,951,196
Reclassification of liability contracts to equity						(2,551,000)		(3,605,000)			68,000	120,000	200,000			2,483,000	3,485,000	4,800,000						5,000,000
Reclassification of liability contracts to equity (in Shares)						(34,169)		(60,000)			3,416,692	6,000,000	10,000,000
Net income (loss)																					1,258,000				1,258,000
BALANCE at Jun. 30, 2013														$ 1,780,000					$ 64,466,000		$ (54,522,000)				$ 11,724,000
BALANCE (in Shares) at Jun. 30, 2013														89,016,988